CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Ordinary Shares	Treasury Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings	Non-controlling Interests	Total
Balance at beginning at Dec. 31, 2021	$ 59		$ 1,477,291	$ 156,932	$ 1,959,539	$ 27,577	$ 3,621,398
Balance at beginning (in shares) at Dec. 31, 2021	236,553
Increase (Decrease) in Shareholders' Equity
Issuance of ordinary shares pursuant to stock plan (in shares)	2,339
Shares returned from underwriters for settlement of over-allocations (in shares)	(1,650)
Repurchase of American depositary shares ("ADSs")		$ (57,682)					(57,682)
Repurchase of American depositary shares ("ADSs") (in shares)		(3,056)
Non-cash stock-based compensation			119,006				119,006
Compensation cost to non-controlling interest shareholders						1,368	1,368
Reversal of compensation cost to non-controlling interest shareholders						(4,274)	(4,274)
Contribution from non-controlling interest shareholders			8,520			(25,535)	(17,015)
Purchase of a subsidiary's shares from non-controlling shareholders			(270)			(5,136)	(5,406)
Acquisition of Sina.com Technology (China) Co., Ltd ("STC")			(159,028)				(159,028)
Net income before accretion to redeemable non-controlling interests					85,555	12,254	97,809
Net loss attributable to redeemable non-controlling interests						10,298	10,298
Currency translation adjustments				(259,672)		(2,057)	(261,729)
Balance at ending at Dec. 31, 2022	$ 59	$ (57,682)	1,445,519	(102,740)	2,045,094	14,495	3,344,745
Balance at ending (in shares) at Dec. 31, 2022	237,242
Balance at ending (in shares) at Dec. 31, 2022		3,056
Increase (Decrease) in Shareholders' Equity
Issuance of ordinary shares pursuant to stock plan	$ 1						1
Issuance of ordinary shares pursuant to stock plan (in shares)	2,191
Non-cash stock-based compensation			107,883				107,883
Acquisition of a subsidiary with non-controlling interests						37,071	37,071
Retirement of repurchased American depositary shares ("ADSs")	$ (1)	$ 57,682	(57,681)
Retirement of repurchased American depositary shares ("ADSs") (in shares)	(3,056)	3,056
ADS lending arrangement in connection with issuance of convertible senior notes	$ 2		2,000				2,002
ADS lending arrangement in connection with issuance of convertible senior notes (in shares)	6,234
Changes due to investment in INMYSHOW			(71,695)				(71,695)
Contribution from non-controlling interest shareholders			3,869				3,869
Purchase of a subsidiary's shares from non-controlling shareholders			(960)			(3,902)	(4,862)
Net income before accretion to redeemable non-controlling interests					342,598	2,095	344,693
Dividends to shareholders, net of dividends received from ADS borrower					(200,136)		(200,136)
Currency translation adjustments				(115,077)		394	(114,683)
Balance at ending at Dec. 31, 2023	$ 61		1,428,935	(217,817)	2,187,556	50,153	$ 3,448,888
Balance at ending (in shares) at Dec. 31, 2023	242,611						242,611,000
Increase (Decrease) in Shareholders' Equity
Issuance of ordinary shares pursuant to stock plan			475				$ 475
Issuance of ordinary shares pursuant to stock plan (in shares)	1,661
Non-cash stock-based compensation			75,150				75,150
Net income before accretion to redeemable non-controlling interests					300,801	2,556	303,357
Dissolution of a majority-owned subsidiary						(356)	(356)
Dividends to shareholders, net of dividends received from ADS borrower					(194,406)		(194,406)
Currency translation adjustments				(97,984)		(1,341)	(99,325)
Balance at ending at Dec. 31, 2024	$ 61		$ 1,504,560	$ (315,801)	$ 2,293,951	$ 51,012	$ 3,533,783
Balance at ending (in shares) at Dec. 31, 2024	244,272						244,272,000